UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22736

Columbia ETF Trust I

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 345-6611

Date of fiscal year end:  December 31

Date of reporting period:  December 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
STRATEGIC BETA ETFs
ANNUAL REPORT
December 31, 2023
Columbia Research Enhanced Real Estate ETF
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require that funds transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in a fund. Much of the information, including a fund's financial statements, that is currently disclosed in a fund's shareholder reports will instead be made available on the fund's website and filed on
Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request.
Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending
May 31, 2024.
The new rule also requires a fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their fund documents electronically.

Strategic Beta ETFs | Annual Report 2023
TABLE OF CONTENTS
Fund at a Glance 3
Manager Discussion of Fund Performance 5
Understanding Your Fund’s Expenses 7
Portfolio of Investments 8
Statement of Assets and Liabilities 10
Statement of Operations 11
Statement of Changes in Net Assets 12
Financial Highlights 13
Notes to Financial Statements 14
Report of Independent Registered Public Accounting Firm 21
Federal Income Tax Information 22
Trustees and Officers 23
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the Securities and
Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORTs are available on the SEC's website at sec.gov. The Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/etfs or can also be obtained without charge, upon request, by calling 800.426.3750.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/etfs or call 800.426.3750.
Premium/discount information for the Fund covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

FUND AT A GLANCE
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 3
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund April 2023
Henry Hom, CFA
Portfolio Manager
Managed Fund April 2023
Investment objective
Columbia Research Enhanced Real Estate ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage ® Lionstone Research Enhanced REIT Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Market Price returns are based on closing prices reported by the Fund’s primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage ® Lionstone Research Enhanced REIT Index reflects a rules-based strategic beta framework to investing in companies that comprise the FTSE Nareit All Equity REITs Index. The Index will typically hold only common stocks.
The FTSE Nareit All Equity REITs Index is a broad-based index consisting of real estate investment trusts
(REITs).
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended December 31, 2023)
Inception Life
Market Price 04/26/23 12.67
Net Asset Value 04/26/23 12.10
Beta Advantage® Lionstone Research Enhanced
REIT Index 12.47
FTSE Nareit All Equity REITs Index 11.80

FUND AT A GLANCE
(continued)
(Unaudited)
4 Strategic Beta ETFs | Annual Report 2023
Performance of a hypothetical $10,000 investment (April 26, 2023 — December 31, 2023)
The chart above shows the change in value of a hypothetical $10,000 investment made on the Fund’s inception, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares. For Illustrative purposes only.
There is no guarantee similar results can be achieved.
Portfolio breakdown (%) (at December 31, 2023 )
Common Stocks 99.3
Money Market Funds 0.7
Total Investments 100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sub-industry breakdown (%) (at December 31, 2023 )
Real Estate
Diversified REITs   2 .4
Health Care REITs   4 .1
Hotel & Resort REITs   3 .5
Industrial REITs   19 .3
Office REITs   2 .4
Real Estate Management & Development   0 .0
(a)
Residential REITs   9 .2
Retail REITs   20 .3
Specialized REITs   38 .8
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
(a) Rounds to zero.

MANAGER DISCUSSION OF FUND PERFORMANCE
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 5
For the period from the inception of Columbia Research Enhanced Real Estate ETF on April 26, 2023 through December
31, 2023 (the reporting period), the Fund returned 12.10% based on net asset value (NAV) and 12.67% based on market price. The Beta Advantage® Lionstone Research Enhanced REIT Index (the Index), against which the performance of the
Fund is measured, returned 12.47% during the same period. To compare, the FTSE Nareit All Equity REITs Index returned
11.80% for the same period.
The Fund commenced operations on April 26, 2023 with a beginning NAV of $19.79 and ended the reporting period on
December 31, 2023 with an NAV of $21.54. The Fund’s market price on December 31, 2023 was $21.54 per share.
Market overview
The U.S. listed real estate market, as measured by the FTSE Nareit All Equity REITs Index, posted double-digit positive absolute returns during the reporting period on the back of a broad U.S. equity market rally. Notably, all sub-sectors of the FTSE Nareit All Equity REITs Index produced positive returns during the reporting period. However, such performance masks what were actually mixed results for the various property types of the asset class.
For example, regional malls was the top-performing sub-sector, returning 39.46% during the reporting period. Office real estate investment trusts (REITs) also rebounded strongly, posting a positive return of 28.75% during the reporting period, following a three-year stretch from 2020 through 2022 wherein the property type faced extreme pressure due to a move to hybrid work-from-home environments following the COVID-19 pandemic. Companies continued to stress the importance of having their employees in the office and the need for in-person collaboration. This persistent philosophy across major industries led many companies to increase the number of days employees are required to be in the office and helped flip the script in performance for the office market. Lodging and resort REITs was another sub-sector that turned around 2022 performance and posted a positive return of 25.63% during the reporting period. As the travel industry recovers from challenges faced during the pandemic, hotel occupancy continued to see increases in demand. Hotels benefited from being able to dynamically adjust prices daily based on that demand.
Conversely, free-standing REITs lagged most, returning 2.34% during the reporting period, followed closely by manufactured home REITs, which returned 2.95% during the reporting period. These two sub-sectors, along with diversified REITs, which returned 3.71% during the reporting period, comprise just under 10% of the FTSE Nareit All Equity
REITs Index.
The Fund’s notable contributors during the period
Index constituents in the regional malls, specialty and data center REIT sub-sectors contributed most positively to the
Index’s results relative to the FTSE Nareit All Equity REITs Index during the reporting period.
Relative to the FTSE Nareit All Equity REITs Index, overweight positions in regional mall REIT Simon Property Group, Inc., data center REIT Digital Realty Trust, Inc. and specialty REIT Iron Mountain, Inc. contributed most positively. Each of these holdings generated a robust double-digit positive absolute return within the Fund’s portfolio during the reporting period. Having no exposure to specialty REIT VICI Properties Inc. also added significant value during the reporting period. VICI Properties Inc. posted a modest single-digit return within the FTSE Nareit All Equity REITs Index during the reporting period.
The Fund’s notable detractors during the period
Index constituents in the infrastructure, health care and office REIT sub-sectors detracted most from the Index’s results relative to the FTSE Nareit All Equity REITs Index during the reporting period.
Relative to the FTSE Nareit All Equity REITs Index, an overweight position in infrastructure REIT Crown Castle Inc. and having no exposure to health care REIT Welltower Inc. and office REIT Boston Properties, Inc. detracted most. Crown
Castle Inc. generated a positive absolute return of just 0.08% within the Fund’s portfolio during the reporting period.
Welltower Inc. and Boston Properties, Inc. each posted a robust double-digit positive absolute return within the FTSE
Nareit All Equity REITs Index during the reporting period.

MANAGER DISCUSSION OF FUND PERFORMANCE
(continued)
(Unaudited)
6 Strategic Beta ETFs | Annual Report 2023
Investing involves risks, including the risk of loss of principal. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Like real estate, real estate investment trusts (REITs) are subject to illiquidity, valuation and financing complexities, taxes, default, bankruptcy and other economic, political or regulatory occurrences. As a non-diversified fund, fewer investments could have a greater effect on performance. The Fund is passively managed and seeks to track the performance of an index. There is no guarantee that the index and, correspondingly, the Fund will achieve positive returns. Risk exists that the index provider may not follow its methodology for index construction. Errors may result in a negative fund performance. The Fund's net asset value will generally decline when the market value of its targeted index declines. The Fund concentrates its investments in issuers of one or more particular industries to the same extent as the underlying index. Investments in a narrowly focused sector may exhibit higher volatility than investments with a broader focus. Investments selected using quantitative methods may perform differently from the market as a whole and may not enable the Fund to achieve its objective. Investment in larger companies may involve certain risks associated with their larger size and may be less able to respond quickly to new competitive challenges than smaller competitors. Although the Fund's shares are listed on an exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained. See the
Fund's prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties who have contributed to this report.
These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 7
As a shareholder of the Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended December 31, 2023.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
July 1, 2023 — December 31, 2023
Beginning account value
($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia Research Enhanced Real Estate ETF 1,000.00 1,000.00 1,090.90 1,023.54 1.74 1.68 0.33

PORTFOLIO OF INVESTMENTS
December 31, 2023
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
8 Strategic Beta ETFs | Annual Report 2023
Notes to Portfolio of Investments
Common Stocks 98 .9%
Issuer Shares Value ($)
Real Estate  98.9%
Diversified REITs 2.4%
American Assets Trust, Inc. 320 7,203
Empire State Realty Trust, Inc. Class A 382 3,702
Global Net Lease, Inc. 885 8,806
WP Carey, Inc. 887 57,486
Total 77,197
Health Care REITs 4.0%
CareTrust REIT, Inc. 521 11,660
Healthpeak Properties, Inc. 2,879 57,004
Medical Properties Trust, Inc. 3,146 15,447
Omega Healthcare Investors, Inc. 925 28,360
Sabra Health Care REIT, Inc. 1,217 17,367
Total 129,838
Hotel & Resort REITs 3.4%
Apple Hospitality REIT, Inc. 1,204 19,999
Braemar Hotels & Resorts, Inc. 221 553
DiamondRock Hospitality Co. 662 6,216
Host Hotels & Resorts, Inc. 2,254 43,885
Park Hotels & Resorts, Inc. 708 10,832
RLJ Lodging Trust 640 7,501
Service Properties Trust 871 7,438
Summit Hotel Properties, Inc. 422 2,836
Sunstone Hotel Investors, Inc. 496 5,322
Xenia Hotels & Resorts, Inc. 444 6,047
Total 110,629
Industrial REITs 19.1%
Americold Realty Trust, Inc. 853 25,820
First Industrial Realty Trust, Inc. 522 27,494
LXP Industrial Trust 1,536 15,237
Prologis, Inc. 3,738 498,276
STAG Industrial, Inc. 755 29,641
Terreno Realty Corp. 302 18,926
Total 615,394
Office REITs 2.4%
Brandywine Realty Trust 904 4,882
COPT Defense Properties 355 9,099
Franklin Street Properties Corp. 408 1,045
Highwoods Properties, Inc. 693 15,911
Hudson Pacific Properties, Inc. 743 6,917
Kilroy Realty Corp. 615 24,502
NET Lease Office Properties 59 1,090
Office Properties Income Trust 256 1,874
Orion Office REIT, Inc. 373 2,134
Paramount Group, Inc. 855 4,420
Piedmont Office Realty Trust, Inc. Class A 813 5,780
Total 77,654
Real Estate Management &  Development 0.0%
Star Holdings
(a)
70 1,049
Residential REITs 9.1%
American Homes 4 Rent Class A 1,396 50,200
Apartment Income REIT Corp. 628 21,810
Common Stocks (continued)
Issuer Shares Value ($)
Apartment Investment and Management Co.
Class A
(a)
579 4,534
Equity LifeStyle Properties, Inc. 441 31,108
Invitation Homes, Inc. 2,415 82,376
Mid-America Apartment Communities, Inc. 456 61,314
Sun Communities, Inc. 294 39,293
Veris Residential, Inc. 216 3,398
Total 294,033
Retail REITs 20.1%
Agree Realty Corp. 380 23,921
Brixmor Property Group, Inc. 1,579 36,743
Federal Realty Investment Trust 257 26,484
Kite Realty Group Trust 1,154 26,381
Macerich Co. (The) 850 13,116
NNN REIT, Inc. 573 24,696
Phillips Edison & Co., Inc. 463 16,890
Realty Income Corp. 2,086 119,778
Regency Centers Corp. 899 60,233
Simon Property Group, Inc. 1,722 245,626
SITE Centers Corp. 1,109 15,116
Spirit Realty Capital, Inc. 558 24,379
Tanger, Inc. 440 12,197
Whitestone REIT 260 3,195
Total 648,755
Specialized REITs 38.4%
American Tower Corp. 1,471 317,559
Crown Castle, Inc. 1,824 210,107
CubeSmart 710 32,908
Digital Realty Trust, Inc. 1,227 165,130
EPR Properties 494 23,934
Gaming and Leisure Properties, Inc. 824 40,664
Iron Mountain, Inc. 1,225 85,726
Outfront Media, Inc. 864 12,061
PotlatchDeltic Corp. 189 9,280
Public Storage 554 168,970
SBA Communications Corp. 341 86,508
Uniti Group, Inc. 1,242 7,179
Weyerhaeuser Co. 2,315 80,493
Total 1,240,519
Total Real Estate 3,195,068
Total Common Stocks
(Cost $2,928,074) 3,195,068
Money Market Funds 0 .7%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
5.214%
(b)
23,651 23,651
Total Money Market Funds
(Cost $23,651) 23,651
Total Investments in Securities
(Cost $2,951,725) 3,218,719
Other Assets & Liabilities, Net 13,499
Net Assets 3,232,218
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at December 31, 2023.
Abbreviation Legend
REIT Real Estate Investment Trust

PORTFOLIO OF INVESTMENTS
(continued)
December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Annual Report 2023 9
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2023:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Real Estate 3,195,068 – – 3,195,068
Total Common Stocks 3,195,068 – – 3,195,068
Money Market Funds 23,651 – – 23,651
Total Investments in Securities 3,218,719 – – 3,218,719
See the Portfolio of Investments for all investment classifications not indicated in the table.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
10 Strategic Beta ETFs | Annual Report 2023
Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,951,725) $3,218,719
Receivable for:
Dividends 14,383
Total assets 3,233,102
Liabilities
Payable for:
Investment management fees 884
Total liabilities 884
Net assets applicable to outstanding capital stock $3,232,218
Represented by:
Paid-in capital $2,967,590
Total distributable earnings (loss) 264,628
Total - representing net assets applicable to outstanding capital stock $3,232,218
Shares outstanding 150,050
Net asset value per share $21.54

STATEMENT OF OPERATIONS
For the period from April 26, 2023 (commencement of operations) through December 31, 2023
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Annual Report 2023 11
Investment Income:
Dividends - unaffiliated issuers $99,978
Total income 99,978
Expenses:
Investment management fees 8,267
Total expenses 8,267
Net Investment Income 91,711
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers 8,825
In-kind transactions - unaffiliated issuers 80,130
Net realized gain 88,955
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 266,994
Net change in unrealized appreciation 266,994
Net realized and unrealized gain 355,949
Net Increase in net assets resulting from operations $447,660

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of this statement.
12 Strategic Beta ETFs | Annual Report 2023
Year Ended
December 31,
2023
(a)
Operations
Net investment income $91,711
Net realized gain 88,955
Net change in unrealized appreciation 266,994
Net increase in net assets resulting from operations 447,660
Distributions to shareholders
Net investment income and net realized gains (103,892)
Shareholder transactions
Cost of shares redeemed (2,059,372)
Net decrease in net assets resulting from shareholder transactions (2,059,372)
Decrease in net assets (1,715,604)
Net Assets:
Net assets beginning of period 4,947,822
(b)
Net assets at end of period $3,232,218
Capital stock activity
Shares outstanding, beginning of period 250,050
Shares redeemed (100,000)
Shares outstanding, end of period 150,050
(a) Based on operations from April 26, 2023 (commencement of operations) through the stated period end.
(b) Initial cash of $1,000 was contributed on April 20, 2023 and securities of $5,000,000 were contributed on April 25, 2023. Prior to April 26,
2023 (commencement of operations), the Fund had a decrease in net assets of $53,178 resulting from change in unrealized depreciation due to market fluctuation of the initial securities contributed.

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Annual Report 2023 13
The following table is intended to help you understand the Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market Price is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The ratio of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the
Fund’s portfolio turnover rate may be higher.
Year Ended
December 31
2023
(a)
Per share data
Net asset value, beginning of year $ 19 .79
Income (loss) from investment operations:
Net investment income 0 .50
Net realized and unrealized gain 1 .84
Total from investment operations 2 .34
Less distributions to shareholders:
Net investment income ( 0 .51 )
Net realized gains ( 0 .08 )
Total distribution to shareholders ( 0 .59 )
Net asset value, end of year $ 21 .54
Total Return at NAV 12 .10%
Total Return at Market Price 12 .67%
Ratios to average net assets:
Total gross expenses
(b)
0 .33%
Total net expenses
(b)(c)
0 .33%
Net investment income 3 .66%
Supplemental data
Net assets, end of
year
(in thousands) $ 3,232
Portfolio turnover 2%
(a) The Fund commenced operations on April 26, 2023. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
December 31, 2023
14 Strategic Beta ETFs | Annual Report 2023
Note 1. Organization
Columbia Research Enhanced Real Estate ETF (the Fund), a series of Columbia ETF Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Trust may issue an unlimited number of shares (without par value).
On April 20, 2023, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $1,000 of cash in the Fund, which represented the initial capital for the Fund at $20 per share. On April 25, 2023, Wells Fargo invested $5,000,000 of securities in the Fund at
$20 per share. Shares of the Fund were first offered to the public on April 26, 2023.
These financial statements cover the period from April 26, 2023 (commencement of operations) through December 31,
2023. All references to the year ended December 31, 2023 refer to the period from April 26, 2023 through December 31,
2023.
Fund Shares
The market prices of the Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Fund’s shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

NOTES TO FINANCIAL STATEMENTS
(continued)
December 31, 2023
Strategic Beta ETFs | Annual Report 2023 15
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported.
Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment
Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the
Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of the Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue
Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTES TO FINANCIAL STATEMENTS
(continued)
December 31, 2023
16 Strategic Beta ETFs | Annual Report 2023
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of the Fund other than the following expenses (which will be paid by the Fund): taxes;
interest incurred on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee is an annual fee that is equal to 0.33% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Fund. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s deferred amount is adjusted for market value changes and it is distributed in accordance with the Deferred Plan by the Investment Manager. The expenses of the compensation of the members of the
Board of Trustees that are allocated to the Fund are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc. (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Fund is authorized to pay distribution fees to the
Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of the Fund. No distribution or service fees are currently paid by the Fund or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.

NOTES TO FINANCIAL STATEMENTS
(continued)
December 31, 2023
Strategic Beta ETFs | Annual Report 2023 17
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At December 31, 2023, these differences are primarily due to differing treatment for deferral/reversal of wash sale losses, re-characterization of distributions from investments, distribution reclassifications and reversal of capital gains
(losses) on redemptions in kind. To the extent these differences are permanent, reclassifications are made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by these reclassifications.
The tax character of distributions paid during the year indicated was as follows:
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At December 31, 2023, the components of distributable earnings on a tax basis were as follows:
At December 31, 2023, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, aggregated to $60,947 and $92,043, respectively, for the year ended December 31, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Undistributed net
investment income ($)
Accumulated net
realized gain ($) Paid in capital ($)
284 (79,424) 79,140
Ordinary income ($)
Long-term capital
gains($) Total ($)
93,114 10,778 103,892
Undistributed
ordinary income ($)
Undistributed long-term
capital gains ($)
Capital loss
carryforwards ($)
Net unrealized
appreciation ($)
- 1,139 - 263,489
Federal
tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation ($)
2,955,230 320,956 (57,467) 263,489

NOTES TO FINANCIAL STATEMENTS
(continued)
December 31, 2023
18 Strategic Beta ETFs | Annual Report 2023
Note 6. In-kind transactions
The Fund may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the year ended December 31, 2023, the cost basis of securities contributed was $4,946,836.
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the year ended December 31, 2023, the in-kind redemption cost basis was $1,974,255, the proceeds from sales were
$2,054,385 and the net realized gain was $80,130.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.
The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of
0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the year ended December 31, 2023.
Note 8. Significant risks
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events
– could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Fund’s net asset value.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for

NOTES TO FINANCIAL STATEMENTS
(continued)
December 31, 2023
Strategic Beta ETFs | Annual Report 2023 19
oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/
or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its Index’s investment exposures. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of the Index regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from the tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Real estate sector risk
The risks associated with investments in real estate investment trusts (REITs) subject the Fund to risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. The value of such investments may be affected by, among other factors, changes in the value of the underlying properties owned by the issuer, changes in the prospect for earnings and/or cash flow growth of the investment, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.
REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for favorable tax treatment. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the
Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange

NOTES TO FINANCIAL STATEMENTS
(continued)
December 31, 2023
20 Strategic Beta ETFs | Annual Report 2023
Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Strategic Beta ETFs | Annual Report 2023 21
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
To the Board of Trustees of Columbia ETF Trust I and Shareholders of Columbia Research Enhanced Real Estate ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia
Research Enhanced Real Estate ETF (one of the funds constituting Columbia ETF Trust I, referred to hereafter as the
"Fund") as of December 31, 2023, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period April 26, 2023 (commencement of operations) through December
31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, and the results of its operations, changes in its net assets, and the financial highlights for the period April 26, 2023 (commencement of operations)
through December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
December 31, 2023 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 22, 2024
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

FEDERAL INCOME TAX INFORMATION
(Unaudited)
22 Strategic Beta ETFs | Annual Report 2023
The Fund hereby designates the following tax attributes for the ﬁscal year ended December 31, 2023 . Shareholders will be notiﬁed in early 2024 of the amounts for use in preparing 2023 income tax returns.
Qualified dividend income (QDI). For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction (DRD). The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Section 199A dividends (199A). For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents Section 199A dividends potentially eligible for a 20% deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period. Of this amount, $9,926 was subject to a long term capital gains tax rate of not greater than 20% and $2,587 was subject to a long term capital gains tax rate of not greater than 25%.
QDI DRD 199A Capital gain dividend
1.44% - 90.45% $12,513

TRUSTEES AND OFFICERS
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 23
The Board oversees the Fund's operations and appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the Fund's Trustees as of the printing of this report, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. The year set forth beneath Length of Service in the table below is the year in which the Trustee was first appointed or elected as Trustee to any Fund currently in the Columbia Funds Complex or a predecessor thereof. Under current Board policy, each Trustee generally serves until December 31 of the year such
Trustee turns seventy-five (75).
Independent trustees
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years and Other
Relevant Board
Experience
George S. Batejan
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee since
2017
Executive Vice President, Global Head of
Technology and Operations, Janus Capital
Group, Inc., 2010-2016
161 Former Chairman of the
Board, NICSA (National
Investment Company
Services Association)
(Executive Committee,
Nominating Committee
and Governance
Committee), 2014-2016;
former Director, Intech
Investment Management,
2011-2016; former Board
Member, Metro Denver
Chamber of Commerce,
2015-2016; former
Advisory Board Member,
University of Colorado
Business School, 2015-
2018; former Board
Member, Chase Bank
International, 1993-1994
Kathleen Blatz
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee since
2006
Attorney, specializing in arbitration and
mediation; Trustee of Gerald Rauenhorst
1982 Trusts, since 2020; Chief Justice,
Minnesota Supreme Court, 1998-2006;
Associate Justice, Minnesota Supreme
Court, 1996-1998; Fourth Judicial District
Court Judge, Hennepin County, 1994-1996;
Attorney in private practice and public
service, 1984-1993; State Representative,
Minnesota House of Representatives,
1979-1993, which included service on the
Tax and Financial Institutions and Insurance
Committees; Member and Interim Chair,
Minnesota Sports Facilities Authority,
January-July 2017; Interim President and
Chief Executive Officer, Blue Cross Blue and
Shield of Minnesota (health care insurance),
February-July 2018, April-October 2021
161 Former Trustee, Blue
Cross and Blue Shield
of Minnesota, 2009-
2021 (Chair of the
Business Development
Committee, 2014-2017;
Chair of the Governance
Committee,  2017-2019);
former Member and Chair
of the Board, Minnesota
Sports Facilities Authority,
January 2017-July
2017; former Director,
Robina Foundation,
2009-2020 (Chair,
2014-2020); Director,
Richard M. Schulze Family
Foundation, since 2021

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
24 Strategic Beta ETFs | Annual Report 2023
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years and Other
Relevant Board
Experience
Pamela G. Carlton
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Chair since
2023;Trustee
since 2007
President, Springboard - Partners in Cross
Cultural Leadership (consulting company),
since 2003; Managing Director of US Equity
Research, JP Morgan Chase, 1999-2003;
Director of US Equity Research, Chase Asset
Management, 1996-1999; Co-Director Latin
America Research, 1993-1996, COO Global
Research, 1992-1996, Co-Director of US
Research, 1991-1992, Investment Banker,
1982-1991, Morgan Stanley; Attorney,
Cleary Gottlieb Steen & Hamilton LLP,
1980-1982
161 Trustee, New York
Presbyterian Hospital
Board, since 1996;
Director, DR Bank
(Audit Committee,
since 2017 and Audit
Committee Chair, since
November 2023);Director,
Evercore Inc. (Audit
Committee, Nominating
and Governance
Committee) (financial
services company),
since 2019; Director,
Apollo Commercial Real
Estate Finance, Inc.
(Chair, Nominating and
Governance Committee),
since 2021; the
Governing Council of the
Independent Directors
Council (IDC), since 2021
Janet Langford Carrig
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1957
Trustee since
1996
Senior Vice President, General Counsel
and Corporate Secretary, ConocoPhillips
(independent energy company), September
2007-October 2018
161 Director, EQT Corporation
(natural gas producer),
since 2019; former
Director, Whiting
Petroleum Corporation
(independent oil and gas
company), 2020-2022
J. Kevin Connaughton
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1964
Trustee since
2020
CEO and President, RhodeWay Financial
(non-profit financial planning firm),
since December 2022; Member, FINRA
National Adjudicatory Council January
2020-December 31, 2023; Adjunct
Professor of Finance, Bentley University,
January 2018- April 2023; Consultant to
Independent Trustees of CFVIT and CFST I
from March 2016 to June 2020 with respect
to CFVIT and to December 2020 with
respect to CFST I; Managing Director and
General Manager of Mutual Fund Products,
Columbia Management Investment Advisers,
LLC, May 2010-February 2015; President,
Columbia Funds, 2008-2015; and senior
officer of Columbia Funds and affiliated
funds, 2003-2015
159 Former Director, The
Autism Project, March
2015-December 2021;
former Member of the
Investment Committee,
St. Michael’s College,
November 2015-February
2020; former Trustee, St.
Michael’s College, June
2017-September 2019;
former Trustee, New
Century Portfolios, (former
mutual fund complex),
January 2015-December
2017

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 25
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years and Other
Relevant Board
Experience
Olive M. Darragh
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1962
Trustee since
2020
Managing Director of Darragh Inc. (strategy
and talent management consulting firm),
since 2010; Founder and CEO, Zolio,
Inc. (investment management talent
identification platform), since 2004;
Consultant to Independent Trustees of
CFVIT
and CFST I from June 2019 to June 2020
with respect to CFVIT and to December
2020 with respect to CFST I; Partner, Tudor
Investments, 2004-2010; Senior Partner,
McKinsey & Company (consulting), 1990-
2004; Touche Ross CPA, 1985-1988
159 Treasurer, Edinburgh
University US Trust Board,
since January 2023;
Member, HBS Community
Action Partners Board,
since September 2022;
former Director, University
of Edinburgh Business
School (Member of US
Board), 2004-2019;
former Director, Boston
Public Library Foundation,
2008-2017
Patricia M. Flynn
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1950
Trustee since
2004
Professor Emeritus of Economics and
Management, Bentley University, since
2023; Professor of Economics and
Management, Bentley University, 1976-
2023; Dean, McCallum Graduate School of
Business, Bentley University, 1992-2002
161 Former Trustee, MA
Taxpayers Foundation,
1997-2022; former
Director, The MA Business
Roundtable, 2003-2019;
former Chairperson,
Innovation Index
Advisory Committee, MA
Technology Collaborative,
1997-2020
Brian J. Gallagher
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee since
2017
Retired; Partner with Deloitte & Touche LLP
and its predecessors, 1977-2016
161 Trustee, Catholic Schools
Foundation since 2004
Douglas A. Hacker
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1955
Trustee since
1996
Independent business executive, since May
2006; Executive Vice President – Strategy
of United Airlines, December 2002-May
2006; President of UAL Loyalty Services
(airline marketing company), September
2001-December 2002; Executive Vice
President and Chief Financial Officer of
United Airlines, July 1999-September 2001
161 Director, SpartanNash
Company since November
2013 (Chair of the Board,
since May 2021) (food
distributor); Director,
Aircastle Limited (Chair of
Audit Committee) (aircraft
leasing), since August
2006; former Director,
Nash Finch Company
(food distributor), 2005-
2013; former Director,
SeaCube Container
Leasing Ltd. (container
leasing), 2010-2013; and
former Director, Travelport
Worldwide Limited (travel
information technology),
2014-2019

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
26 Strategic Beta ETFs | Annual Report 2023
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years and Other
Relevant Board
Experience
Nancy T. Lukitsh
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1956
Trustee since
2011
Senior Vice President, Partner and Director
of Marketing, Wellington Management
Company, LLP (investment adviser), 1997-
2010; Chair, Wellington Management
Portfolios (commingled non-U.S. investment
pools), 2007-2010; Director, Wellington Trust
Company, NA and other Wellington affiliates,
1997-2010
159 None
David M. Moffett
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1952
Trustee since
2011
Retired; former Chief Executive Officer of
Freddie Mac and Chief Financial Officer of
U.S. Bank
161 Director, CSX Corporation
(transportation suppliers);
Director, PayPal Holdings
Inc. (payment and data
processing services);
former Director, eBay
Inc. (online trading
community), 2007-2015;
and former Director,
CIT Bank, CIT Group
Inc. (commercial and
consumer finance),
2010-2016; former Senior
Adviser to The Carlyle
Group (financial services),
March 2008-September
2008; former Governance
Consultant to Bridgewater
Associates, January
2013-December 2015
Catherine James Paglia
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1952
Trustee since
2004
Director, Enterprise Asset Management, Inc.
(private real estate and asset management
company), since September 1998;
Managing Director and Partner, Interlaken
Capital, Inc., 1989-1997; Vice President,
1982-1985, Principal, 1985-1987, Managing
Director, 1987-1989, Morgan Stanley; Vice
President, Investment Banking, 1980-1982,
Associate, Investment Banking, 1976-1980,
Dean Witter Reynolds, Inc.
161 Director, Valmont
Industries, Inc. (irrigation
systems manufacturer)
since 2012; Trustee,
Carleton College (on the
Investment Committee),
since 1987; Trustee,
Carnegie Endowment
for International Peace
(on the Investment
Committee), since 2009

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 27
Independent trustees (continued)
Name,
Address,
Year of Birth
Position held
with the
Columbia
Funds and
Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years and Other
Relevant Board
Experience
Natalie A. Trunow
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1967
Trustee since
2020
Chief Executive Officer, Millennial Portfolio
Solutions LLC (asset management and
consulting services) January 2016-January
2021; Non-executive Member of the
Investment Committee and Valuation
Committee, Sarona Asset Management
Inc. (private equity firm) since September
2019; Advisor, Horizon Investments (asset
management and consulting services),
August 2018-January 2022; Advisor,
Paradigm Asset Management, November
2016-January 2022; Consultant to
Independent Trustees of CFVIT and CFST
I from September 2016 to June 2020
with respect to CFVIT and to December
2020 with respect to CFST I; Director of
Investments/Consultant, Casey Family
Programs, April 2016-November 2016;
Senior Vice President and Chief Investment
Officer, Calvert Investments, August
2008-January 2016; Section Head and
Portfolio Manager, General Motors Asset
Management, June 1997-August 2008
159 Independent Director,
Investment Committee,
Health Services for
Children with Special
Needs, Inc., 2010-2021;
Independent Director,
(Executive Committee and
Chair, Audit Committee),
Consumer Credit
Counseling Services
(formerly Guidewell
Financial Solutions),
since 2016; Independent
Director (Investment
Committee), Sarona Asset
Management, since 2019
Sandra L. Yeager
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1964
Trustee since
2017
Retired; President and founder, Hanoverian
Capital, LLC (SEC registered investment
advisor firm), 2008-2016; Managing Director,
DuPont Capital, 2006-2008; Managing
Director, Morgan Stanley Investment
Management, 2004-2006; Senior Vice
President, Alliance Bernstein, 1990-2004
161 Former Director, NAPE
(National Alliance for
Partnerships in Equity)
Education Foundation,
October 2016-October
2020; Advisory Board,
Jennersville YMCA, June
2022-June 2023

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
28 Strategic Beta ETFs | Annual Report 2023
* The term “Columbia Funds Complex” as used herein includes Columbia Seligman Premium Technology Growth Fund, Tri-Continental Corporation and
each series of Columbia Funds Series Trust (CFST), Columbia Funds Series Trust I (CFST I), Columbia Funds Series Trust II (CFST II), Columbia ETF Trust
I (CET I), Columbia ETF Trust II (CET II), Columbia Funds Variable Insurance Trust (CFVIT) and Columbia Funds Variable Series Trust II (CFVST II). Messrs.
Batejan, Beckman, Gallagher, Hacker and Moffet and Mses. Blatz, Carlton, Carrig, Flynn, Paglia, and Yeager serve as directors of Columbia Seligman
Premium Technology Growth Fund and Tri-Continental Corporation.
** Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the Investment
Manager or Ameriprise Financial.
The Statement of Additional Information has additional information about the Fund’s Board members and is available without charge, upon request by calling 800.345.6611, visiting columbiathreadneedleus.com/etfs or contacting your financial intermediary.
Interested trustee affiliated with Investment Manager**
Name,
Address,
Year of Birth
Position Held
with the
Columbia Funds
and Length of
Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years and Other
Relevant Board
Experience
Daniel J. Beckman
c/o Columbia Management
Investment Advisers, LLC
290 Congress Street
Boston, MA 02210
1962
Trustee since
November 2021
and President
since June 2021
President and Principal Executive Officer
of the Columbia Funds, since June 2021;
Vice President, Columbia Management
Investment Advisers, LLC, since April
2015; formerly, Vice President – Head
of North America Product, Columbia
Management Investment Advisers, LLC, April
2015 – December 2023; President and
Principal  Executive Officer, Columbia Acorn/
Wanger Funds, since July 2021
161
Director, Ameriprise Trust
Company, since October
2016; Director, Columbia
Management Investment
Distributors, Inc.,
since November 2018;
Board of Governors,
Columbia Wanger Asset
Management, LLC, since
January 2022

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Strategic Beta ETFs | Annual Report 2023 29
The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. The following table provides basic information about the
Officers of the Fund as of the printing of this report, including principal occupations during the past five years, although their specific titles may have varied over the period. In addition to Mr. Beckman who is President and Principal Executive
Officer, the Fund's other officers are:
Fund officers
Name, Address
and Year of Birth
Position and Year
First Appointed to
Position for any Fund
in the Columbia
Funds Complex
Predecessor Thereof Principal Occupation(s) During Past Five Years
Michael G. Clarke
290 Congress Street
Boston, MA 02210
1969
Chief Financial Officer
and Principal Financial
Officer (2009); Senior
Vice President (2019);
Treasurer and Chief
Accounting Officer
(Principal Accounting
Officer) (2024) for CFST,
CFST I, CFST II, CFVIT
and CFVST II
Senior Vice President and North America Head of Operations & Investor Services,
Columbia Management Investment Advisers, LLC, since June 2023 (previously
Senior Vice President and Head of Global Operations & Investor Services, March
2022 - June 2023, Vice President, Head of North America Operations, and Co-Head
of Global Operations, June 2019 - February 2022 and Vice President – Accounting
and Tax, May 2010 - May 2019); senior officer of Columbia Funds and affiliated funds, since 2002. Director, Ameriprise Trust Company, since June 2023.
Marybeth Pilat
290 Congress Street
Boston, MA 02210
1968
Treasurer and Chief
Accounting Officer
(Principal Accounting
Officer) and Principal
Financial Officer (2020)
for CET I and CET II;
Assistant Treasurer,
CFST, CFST I, CFST II,
CFVIT and CFVST II
Vice President – Product Pricing and Administration, Columbia Management
Investment Advisers, LLC, since May 2017.
William F. Truscott
290 Congress Street
Boston, MA 02210
1960
Senior Vice President
(2001)
Formerly, Trustee/Director of Columbia Funds Complex or legacy funds, November
2001 – January 1, 2021; Chief Executive Officer, Global Asset Management,
Ameriprise Financial, Inc., since September 2012; Chairman of the Board and
President, Columbia Management Investment Advisers, LLC, since July 2004 and
February 2012, respectively; Chairman of the Board and Chief Executive Officer,
Columbia Management Investment Distributors, Inc., since November 2008 and February 2012, respectively; Chairman of the Board and Director, TAM UK
International Holdings Limited, since July 2021; formerly Chairman of the Board and
Director, Threadneedle Asset Management Holdings, Sàrl, March 2013  - December
2022 and December 2008  - December 2022, respectively; senior executive of various entities affiliated with Columbia Threadneedle Investments.
Christopher O. Petersen
5228 Ameriprise
Financial Center
Minneapolis, MN 55474
1970
Senior Vice President
and Assistant Secretary
(2021)
Formerly, Trustee/Director of funds within the Columbia Funds Complex, July 1,
2020 - November 22, 2021; Senior Vice President and Assistant General Counsel,
Ameriprise Financial, Inc., since September 2021 (previously Vice President and
Lead Chief Counsel, January 2015 - September 2021); formerly, President and
Principal Executive Officer of the Columbia Funds, 2015 - 2021; officer of Columbia
Funds and affiliated funds, since 2007.
Thomas P. McGuire
290 Congress Street
Boston, MA 02210
1972
Senior Vice President
and Chief Compliance
Officer (2012)
Vice President – Asset Management Compliance, Ameriprise Financial, Inc.,
since May 2010; Chief Compliance Officer, Columbia Acorn/Wanger Funds, since
December 2015; formerly, Chief Compliance Officer, Ameriprise Certificate Company,
September 2010 - September 2020.

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
30 Strategic Beta ETFs | Annual Report 2023
Fund officers (continued)
Name, Address
and Year of Birth
Position and Year
First Appointed to
Position for any Fund
in the Columbia
Funds Complex
Predecessor Thereof Principal Occupation(s) During Past Five Years
Ryan C. Larrenaga
290 Congress Street
Boston, MA 02210
1970
Senior Vice President
(2017), Chief Legal
Officer (2017) and
Secretary (2015)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since August 2018
(previously Vice President and Group Counsel, August 2011 - August 2018); Chief
Legal Officer, Columbia Acorn/Wanger Funds, since September 2020; officer of
Columbia Funds and affiliated funds since 2005.
Michael E. DeFao
290 Congress Street
Boston, MA 02210
1968
Vice President (2011)
and Assistant Secretary
(2010)
Vice President and Chief Counsel, Ameriprise Financial, Inc., since May 2010;
Vice President, Chief Legal Officer and Assistant Secretary, Columbia Management
Investment Advisers, LLC, since October 2021 (previously Vice President and
Assistant Secretary, May 2010 - September 2021).
Lyn Kephart-Strong
5903 Ameriprise Financial
Center
Minneapolis, MN 55474
1960
Vice President (2015) Vice President, Global Investment Operations Services, Columbia Management
Investment Advisers, LLC, since 2010; Director (since January 2007) and President
(since October 2014), Columbia Management Investment Services Corp.; Director
(since December 2017) and President (since January 2017), Ameriprise Trust
Company.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
ANN322_12_P01_(02/24)
CET001982
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR.  A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that David M. Moffett, Brian J. Gallagher, J. Kevin Connaughton, Sandra L. Yeager and Douglas A. Hacker, each of whom are members of the registrant’s Board of Trustees and Audit Committee, each qualify as an audit committee financial expert.  Mr. Moffett, Mr. Gallagher, Mr. Connaughton, Ms. Yeager and Mr. Hacker are each independent trustees, as defined in paragraph (a)(2) of this item’s instructions.

Item 4. Principal Accountant Fees and Services.

Fee information below is disclosed for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

(a) Audit Fees. Aggregate Audit Fees billed by the principal accountant for professional services rendered during the fiscal years ended December 31, 2023 and December 31, 2022 are approximately as follows:

2023	2022
$10,500	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees. Aggregate Audit-Related Fees billed to the registrant by the principal accountant for professional services rendered during the fiscal years ended December 31, 2023 and December 31, 2022 are approximately as follows:

2023	2022
$0	$0

Audit-Related Fees, if any, include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

During the fiscal years ended December 31, 2023 and December 31, 2022, there were no Audit-Related Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(c) Tax Fees. Aggregate Tax Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended December 31, 2023 and December 31, 2022 are approximately as follows:

2023	2022
$6,900	$0

Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning.

During the fiscal years ended December 31, 2023 and December 31, 2022, there were no Tax Fees  billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(d) All Other Fees. Aggregate All Other Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended December 31, 2023 and December 31, 2022 are approximately as follows:

2023	2022
$0	$0

All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.

During the fiscal years ended December 31, 2023 and December 31, 2022, there were no Aggregate All Other Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

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(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended December 31, 2023 and December 31, 2022 are approximately as follows:

2023	2022
$6,900	$0

(h) The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)

The Registrant is a listed issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of such Act. The members of such committee are J. Kevin Connaughton, Patricia M. Flynn, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager.

(b)	Not Applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant's internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia ETF Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	February 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	February 22, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	February 22, 2024

By (Signature and Title)	/s/ Marybeth Pilat
Marybeth Pilat, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	February 22, 2024